BUSINESS SEGMENTS - DOLLAR THRIFTY (Tables) (Dollar Thrifty Automotive Group Inc.)	12 Months Ended
Dec. 31, 2011
Dollar Thrifty Automotive Group Inc.
BUSINESS SEGMENTS
Schedule of geographic locations

	Year Ended December 31,
	2011	2010	2009
	(In Thousands)
Revenues:
United States	$1,466,186	$1,455,958	$1,466,508
Foreign countries	82,742	81,202	79,741

	$1,548,928	$1,537,160	$1,546,249

Long-lived assets:
United States	$82,588	$88,433	$94,606
Foreign countries	1,690	1,795	1,592

	$84,278	$90,228	$96,198